Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Income	$ 1,223		$ 1,328		$ 637
Less: Net income attributable to noncontrolling interests	28		33		31
Net Income Attributable to Xerox	1,195		1,295		606
Translation adjustments, net	113	[1]	(105)	[1]	(35)	[1]
Unrealized (losses) gains, net	(63)	[1]	12	[1]	12	[1]
Changes in defined benefit plans, net	(561)	[1]	(636)	[1]	23	[1]
Other Comprehensive Loss, Net	(511)	[1]	(729)	[1]	0	[1]
Less: Other comprehensive loss, net attributable to noncontrolling interest	0	[1]	(1)	[1]	0	[1]
Other Comprehensive Loss, Net Attributable to Xerox	(511)	[1]	(728)	[1]	0	[1]
Comprehensive Income, Net	712		599		637
Less: Comprehensive income, net attributable to noncontrolling interests	28		32		31
Comprehensive Income, Net Attributable to Xerox	$ 684		$ 567		$ 606

[1]	Refer to Note 20 - Other Comprehensive Income for gross components of other comprehensive income, reclassification adjustments out of accumulated other comprehensive income and related tax effects.